STOCK OPTION PLAN (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share
Options issued
Options issued at the begining | Share	3,526,000	0
Options granted | Share	2,854,500	3,670,500
Options forfeited | Share	(1,467,836)	(119,500)
Options exercised | Share	(798,101)	(25,000)
Options issued at the ending | Share	4,114,563	3,526,000
Weighted Average exercise price
Options issued at the begining | $	$ 3.45	$ 0
Options granted | $	8.17	3.4
Options forfeited | $	5.38	2.11
Options exercised | $	2.29	2
Options issued at the ending | $	$ 7.59	$ 3.45